Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

NOTE 17:-	EQUITY

a.	Composition of share capital:

	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	300,000,000	228,788,014	300,000,000	140,252,374

Description of ADSs:

The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents forty (40) ordinary shares, or the right to receive forty (40) ordinary shares, deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS will also represent any other securities, cash or other property which may be held by the depositary.

b.	Changes in share capital:

Issued and outstanding share capital:

	Number of ordinary shares	NIS par value

Balance at January 1, 2019	140,252,374	14,025,237

Issue of share capital - 2019 Financing Rounds (Note 17e)	65,714,120	6,571,412

Conversion of Convertible Debentures (Note 17f)	22,821,520	2,282,152

Balance at December 31, 2019	228,788,014	22,878,801

c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company's capital management objectives are to preserve the Company's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Financing Rounds:

1.	March 2019 Financing Round:

On March 28, 2019, the Company entered into a definitive securities purchase agreement (the "Purchase Agreement") with institutional investors to purchase (i) 642,853 of the Company's ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the "Registered Direct Offering"); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the "Warrants"), in a concurrent private placement (the "March 2019 Financing Round" and, together with the Registered Direct Offering, the "Offerings"). The March 2019 Financing Round included an investment from Yorkville that was made by converting $250 of the principal outstanding amount under the Convertible Debentures (see Note 13b).

The total gross proceeds to the Company from the Offerings was $2,000, not including the conversion above mentioned by Yorkville and net of issue expenses in the total amount of $356, out of which $248 were attributed to the Registered Direct Offering and the additional $108 were attributed to the Warrants. The closing of the sale of the ADSs and Warrants occurred on April 1, 2019.

The ADSs issued under the Registered Direct Offering were issued pursuant to a prospectus supplement dated as of March 28, 2019, which was filed with the SEC in connection with a takedown from the Company's shelf registration statement on Form F-3 (the "Registration Statement"), which became effective on July 20, 2018.

The Warrants which were issued in the March 2019 Financing Round, along with the ADSs issuable upon their exercise, were offered pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended, and Regulation D promulgated thereunder and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from such registration requirements.

The Warrants were immediately exercisable upon issuance for a period of three years, at an exercise price of $3.50 per share. In addition, the Warrants have a cashless exercise mechanism (the "Cashless Mechanism"), which provides that if at any time after the six month anniversary of their issuance there is no effective registration statement registering, or no current prospectus available for the resale of the ADSs underlying the Warrants by the holder, then these Warrants may also be exercised, in whole or in part, at such time by means of a "cashless exercise".

On August 22, 2019, the Company registered the resale of 459,640 ADSs underlying the Warrants. As of the Approval Date, none of the Warrants were exercised.

Valuation process and techniques:

The Company's management considers the appropriateness of the valuation methods and inputs and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The allocation of the consideration received from the bundle of securities is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

Valuation of Warrants:

Since the Warrants have a cashless exercise mechanism, there is no certainty, at the time of signing the Purchase Agreement, regarding the number of ADSs that will be issued, meaning the Warrants are defined as a financial liability, and therefore, will be calculated and presented in fair value, upon the Issuance Date and at each reporting date that follows, unless the ADSs underlying the Warrants will be registered for resale and as a result the Cashless Mechanism will be cancelled and accordingly the Company will have to classify the Warrants as equity.

Valuation of ADSs:

The Company's ADSs are an equity instrument which will set as the residual value of the proceeds, less the fair value of the Warrants.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Warrants fair value was calculated using the Black-Scholes OPM with the following assumptions:

	March 28, 2019	August 22, 2019	December 31, 2019

Dividend yield (%)	0	0	0
Expected volatility (%)	70.12	84.97	96.46
Risk-free interest rate (%)	2.18	1.48	1.59
Expected life of Warrants (years)	3	2.58	2.24

Warrants fair value ($)	1.41	1.01	0.31

As above-mentioned, on August 22, 2019 (the "Registration Date"), the Company registered for resale 459,640 ADSs underlying the Warrants, and as a result of the registration, the Warrants were classified as equity at the fair value as of the Registration Date which was $464.

Reconciliation of the fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance of liability due to Warrants at January 1, 2019	$-
Issue of Warrants at March 28, 2019	682
Registration for resale of 459,640 ADSs underlying Warrants	(464)
Net change in fair value of the Warrant designated at fair value through profit or loss	(211)

Balance of liability due to Warrants at December 31, 2019	$7

2.	December 2019 Financing Round:

On December 3, 2019, the Company entered into definitive securities purchase agreements with institutional investors to purchase an aggregate 1,000,000 of the Company's ADSs, representing 40,000,000 ordinary shares, at a purchase price of $1.25 per ADS in a registered direct offering (the "December Registered Direct Offering"). The proceeds to the Company from the December Registered Direct Offering were $1,029, net of issue expenses in the total amount of $221.

f.	Additional issuance of ordinary shares/ADSs:

Further to the matter discussed in Note 13b, since July 8, 2019, up until September 13, 2019, Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019, in which following the conversions, the Company issued to Yorkville 570,538 ADSs, representing 22,821,520 ordinary shares. The total consideration, including the conversion of $250 as part of the 2019 March Financing Round, was $1,507.